STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
TRADING PROFIT (LOSS):
Realized, net		$ 10,105,902	$ 50,940,784	$ 174,445,190
Change in unrealized, net		5,483,549	(20,611,325)	(4,426,647)
Brokerage commissions		(909,013)	(1,114,645)	(1,182,808)
Total trading profit (loss), net		14,680,438	29,214,814	168,835,735
INVESTMENT INCOME (EXPENSE):
Interest, net		1,848,204	38,457	(492,913)
EXPENSES:
Management fee		18,609,590	20,409,088	18,246,934
Sponsor fee		13,562,259	14,477,352	13,968,592
Performance fee		8,312	11,590,474	29,738,237
Other		2,301,140	2,538,930	1,939,953
Total expenses		34,481,301	49,015,844	63,893,716
NET INVESTMENT INCOME (LOSS)		(32,633,097)	(48,977,387)	(64,386,629)
NET INCOME (LOSS)		(17,952,659)	(19,762,573)	104,449,106
Class A
EXPENSES:
NET INCOME (LOSS)		$ (2,601,655)	$ (2,194,163)	$ 13,483,535
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		62,763,373	64,200,070	75,378,674
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0415)	$ (0.0342)	$ 0.1789
Class C
EXPENSES:
NET INCOME (LOSS)		$ (13,430,976)	$ (13,657,552)	$ 44,502,882
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		259,365,801	274,014,057	276,291,530
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0518)	$ (0.0498)	$ 0.1611
Class D
EXPENSES:
NET INCOME (LOSS)		$ (653,034)	$ (172,303)	$ 8,847,077
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		34,079,256	36,241,373	39,142,522
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0192)	$ (0.0048)	$ 0.2260
Class I
EXPENSES:
NET INCOME (LOSS)		$ (861,977)	$ (1,002,142)	$ 6,888,405
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		28,052,208	31,334,323	36,995,414
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0307)	$ (0.0320)	$ 0.1862
Class DS
EXPENSES:
NET INCOME (LOSS)	[1]		$ 407,900	$ 5,371,945
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[2]		20,935,317	23,867,967
Net income (loss) per weighted average Unit (in dollars per unit)	[2]		$ 0.0195	$ 0.2251
Class DT
EXPENSES:
NET INCOME (LOSS)	[3]		$ 141,102	$ 1,590,873
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[3]		5,183,562	6,154,763
Net income (loss) per weighted average Unit (in dollars per unit)	[3]		$ 0.0272	$ 0.2585
Class M
EXPENSES:
NET INCOME (LOSS)		$ (1,015,725)	$ (719,338)	$ 12,404,112
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		103,381,104	99,317,754	82,036,800
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0098)	$ (0.0072)	$ 0.1512
Class F
EXPENSES:
NET INCOME (LOSS)		$ 108,865	$ 348,087	$ 6,633,747
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		46,520,691	46,520,691	46,520,691
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0023	$ 0.0075	$ 0.1426
Class F1
EXPENSES:
NET INCOME (LOSS)		$ 77,566	$ 248,011	$ 4,726,530
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		32,348,368	32,348,368	32,348,368
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0024	$ 0.0077	$ 0.1461
Class DI
EXPENSES:
NET INCOME (LOSS)	[4]	$ 424,277	$ (3,162,175)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[5]	67,988,377	104,438,247
Net income (loss) per weighted average Unit (in dollars per unit)	[5]	$ 0.0062	$ (0.0303)

[1]	Units fully redeemed as of April 30, 2015.
[2]	Units fully redeemed as of April 30, 2015. (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class is for the period January 1, 2015 to April 30, 2015.)
[3]	Units fully redeemed as of December 31, 2015.
[4]	Units issued on February 1, 2015.
[5]	Units issued on February 1, 2015. (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class is for the period February 1, 2015 to December 31, 2015.)